Fair Value Loss (Gain) On Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary Of Gains Losses On Change In Fair Value Of Derivatives Explanatory

b) Fair value (gain) loss on derivatives

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Gain on warrant liability remeasurement 1	$(2,359,935)	$(280,177)	$(7,359,015)	$(280,177)
Gain on embedded derivatives 2	(4,122)	372,115	(36,641)	(791,944)
Loss on substantial modification and conversion	—	8,571,881	—	8,571,881
Deferred charge loss 2	—	—	—	1,615,102

Total fair value (gain) loss on derivatives	$(2,364,057)	$8,663,819	$(7,395,656)	$9,114,862

1	Unrealized change in fair value (Note 12).
2	Associated with the 2021 Debentures. Transactions detailed in the 2021 Annual Financial Statements.

Year Ended December 31,

2021

Gain on embedded derivatives 1	$(784,261)

Deferred charge loss 1	1,615,102

Loss on substantial modification and conversion 1	8,571,881

Gain on warrant liability remeasurement (Note 15) 2	(3,362,601)

Total	$6,040,121

1	Associated with the 2021 Debentures (Note 14(b)) of which the majority is realized at December 31, 2021.

2	Change in fair value unrealized (Note 26).